Borrowings - Summary of Borrowings (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Short-term borrowings:
Short-term borrowings	¥ 0	¥ 130,000
Bank of Jiangsu Co Ltd Beijing Branch | Short-term Debt
Short-term borrowings:
Annual Interest Rate	4.05%
Maturity	April 2021
Principal Amount	¥ 50,000
Short-term borrowings		50,000
SPD Silicon Valley Bank | Short-term Debt
Short-term borrowings:
Annual Interest Rate	3.55%
Maturity	April 2021
Principal Amount	¥ 80,000
Short-term borrowings		¥ 80,000